Fair Value of Financial Instruments and Non-Financial Instruments (Nonrecurring Basis) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, net			$ 3,373	$ 2,279
Right of use assets	$ 0	$ 0	2,633	2,516
Other assets			139	438
Total impairment losses		$ 2,637	6,145	5,233
Level 3 | Nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, net			3,155	1,668
Right of use assets			9,489	1,642
Other assets				200
Total financial assets			$ 12,644	$ 3,510